COMMITMENTS AND CONTINGENCIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commissions arrangements:
Commission expenses	$ 895	$ 778	$ 361
TAT Technologies Ltd [Member]
Royalty commitments:
Royalty expense	$ 5,727	$ 4,983	$ 3,298
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	10.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	25.00%